SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The Company’s unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Unaudited Interim Financial Information

The consolidated balance sheet at December 31, 2020 was derived from audited financial statements but does not include all disclosures required by GAAP. The accompanying unaudited condensed consolidated financial statements as of October 2, 2021 and for the three fiscal quarters ended October 2, 2021 and September 26, 2020 have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments, consisting only of normal recurring adjustments necessary for a fair statement of the Company’s financial position as of October 2, 2021 and results of operations for the three fiscal quarters ended October 2, 2021 and September 26, 2020 and cash flows for the three fiscal quarters ended October 2, 2021 and September 26, 2020 have been made. The Company’s results of operations for the three fiscal quarters ended October 2, 2021 are not necessarily indicative of the results of operations that may be expected for the year ending December 31, 2021.

Basis of Presentation

The accompanying consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The Company’s consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the Company’s condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are evaluated on an ongoing basis and revised as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are evaluated on an ongoing basis and revised as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known.

Seasonality

Seasonality

Although the Company generally has demand for its products throughout the year, its business is seasonal and weather is one of the principal external factors affecting the business. Historically, net sales and net income are highest during spring and summer, representing the peak months of swimming pool use, pool installation and remodeling and repair activities. Sales periods having severe weather may also affect net sales.

Seasonality

Although the Company generally has demand for its products throughout the year, its business is seasonal and weather is one of the principal external factors affecting the business. In general, net sales and net income are highest during spring and summer, representing the peak months of swimming pool use, pool installation and remodeling and repair activities. Sales periods having severe weather may also affect net sales.

Accounting Policies	Accounting Policies Refer to the Company’s Audited Consolidated Financial Statements herein for a discussion of the Company’s accounting policies, as updated below.
Stock-Based Compensation

Stock-based Compensation

Stock-based compensation is measured and recognized based on the grant date fair value of the awards. The Class B units of the Parent were granted to employees in the form of Profits Interest Units (“PIUs”). The Company determined the grant date fair value of PIUs using the Black-Scholes option pricing model. As part of the Reorganization, the vested and unvested PIUs of the Parent, were converted on a pro rata basis into equivalent restricted stock units and restricted stock awards of the Company’s underlying common stock. The fair value of the awards is expensed using a graded vesting method over the requisite service period in which employees earn the awards. The Company accounts for forfeitures of stock-based awards as they occur rather than applying an estimated forfeiture rate to stock-based compensation expense.

The Black-Scholes pricing model requires critical assumptions including risk-free rate, volatility, expected term and expected dividend yield. The expected term is computed using the simplified method. The Company uses the simplified method to calculate expected term of the PIUs as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues similar in duration to the expected term of the stock-based award. The Company considers the historical volatility of the Company’s stock price, as well as implied volatility. The Company utilized a dividend yield of zero, as it had no history or plan of declaring dividends on its common stock. The assumptions underlying these valuations represented the Company’s best estimate, which involved inherent uncertainties and the application of judgment. As a result, if the Company had used significantly different assumptions or estimates, the fair value of the Company’s stock-based compensation expense could have been materially different.

Contemporaneously with the pricing of the Company’s IPO, on April 22, 2021, the Company effected its Omnibus Incentive Plan in which it granted to certain employees of the Company restricted stock awards, restricted stock units and option awards inclusive of the as converted Class B units as a result of the Reorganization (see Note 14).

Stock-Based Compensation

Prior to the Reorganization, certain of the Company’s employees, directors and officers have been granted profits interest units (“PIUs”) in the form of Class B units in the Company’s parent entity, Latham Investment Holdings, LP (“Parent”). As the employees and officers provide services to the Company, the stock-based compensation is deemed to be for the benefit of the Company (see Note 16). The Company records an allocation of stock-based compensation expense based on the fair value of the award at grant date from its Parent and recognizes a corresponding capital contribution in additional paid-in capital.

The Company accounts for the PIUs as equity classified awards. PIUs are measured at fair value on the grant date. The Company estimates the grant-date fair value of PIUs using the Contingent Claims Analysis Model, which uses the risk-free rate, expected term, volatility and dividend yield as inputs.

A portion of the PIUs vest in five equal annual installments, based on continued service (“Time Vesting PIUs”). The Company recognizes the grant date fair value of these Time Vesting PIUs as an expense over the employee’s requisite service period. However, the Parent has a repurchase right for $0 per share until the third anniversary of the Acquisition in the event of voluntary termination or termination without cause (the “$0 Repurchase Right”). The Company will reverse stock-based compensation expense in the event that the Parent exercises the $0 Repurchase Right since it functions as a vesting condition. In the event of a change-in-control event, the Company will immediately recognize the unrecognized stock-based compensation expense related to the unvested Time Vesting PIUs. The remaining units (the “Performance PIUs”) will vest upon the consummation of a change-in-control, as defined in the Parent’s partnership agreement, a performance condition and the achievement of either a specified internal rate of return or a specific return on the Sponsor’s investment, both of which are market conditions. As the Performance PIUs contain both performance and market conditions, compensation expense for those awards will be equal to the grant date fair value of all awards for which the performance condition is met and the requisite service period is satisfied regardless of whether the market conditions are ultimately satisfied. No stock-based compensation expense has been recognized to-date for the remaining units as the Company has not deemed the performance condition to be probable.

The Company accounts for forfeitures of stock-based awards as they occur rather than applying an estimated forfeiture rate to stock-based compensation expense.

Equity Method Investments

Equity Method Investments

Investments and ownership interests in common stock or in-substance common stock are accounted for under the equity method accounting if the Company has the ability to exercise significant influence over the entity but does not have a controlling financial interest. Under the equity method, investments are initially recognized at cost and adjusted to reflect the Company’s interest in net earnings, dividends received and other-than-temporary impairments. The Company records its interest in the net earnings of its equity method investee, along with adjustments for amortization of basis differences, investee capital transactions and other comprehensive income (loss), within earnings from equity method investment in the condensed consolidated statements of operations. Basis differences represent differences between the cost of the investment and the underlying equity in net assets of the investment and are generally amortized over the lives of the related assets that gave rise to the underlying basis differences. Profits or losses related to intra-entity sales with its equity method investee are eliminated until realized by the investor or investee.

The Company records its proportionate share of earnings or losses of Premier Holdco, LLC (“Premier Pools & Spas”) within earnings from equity method investment in the condensed consolidated statements of operations on a three-month lag. The Company recorded its interest in the net earnings of Premier Pools & Spas of $1.8 million for the three fiscal quarters ended October 2, 2021, which included a $0.2 million adjustment for the amortization of basis differences, within earnings from equity method investment in the condensed consolidated statements of operations during the three fiscal quarters ended October 2, 2021. As the Company initially invested in Premier Pools & Spas on October 30, 2020, there was no earnings from equity method investment recorded during the three fiscal quarters ended September 26, 2020. The Company received distributions of $2.2 million during the three fiscal quarters ended October 2, 2021.

For presentation in the condensed consolidated statements of cash flows, the Company utilizes the cumulative earnings approach for purposes of determining whether distributions should be classified as either a return on investment, which are be included in operating activities, or a return of investment, which would be included in investing activities. Under the cumulative earnings approach, the Company compares the distributions received to its cumulative equity-method earnings since inception. Any distributions received up to the amount of cumulative equity earnings are be considered a return on investment and classified in operating activities. Any excess distributions would be considered a return of investment and classified in investing activities.

Equity method goodwill is not amortized or tested for impairment; instead the Company evaluates equity method investments for impairment when events or changes in circumstances indicate that the decline in value below the carrying amount of its equity method investment is determined to be other than temporary. In such a case, the decline in value below the carrying amount of its equity method investment is recognized in the condensed consolidated statements of operations in the period the impairment occurs.

Equity Method Investments

Investments and ownership interests in common stock or in-substance common stock are accounted for under the equity method accounting if the Company has the ability to exercise significant influence over the entity, but does not have a controlling financial interest. Under the equity method, investments are initially recognized at cost and adjusted to reflect the Company’s interest in net earnings, dividends received and other-than-temporary impairments. The Company records its interest in the net earnings of its equity method investee, along with adjustments for amortization of basis differences, investee capital transactions and other comprehensive income (loss), within earnings (losses) from equity method investment in the consolidated statements of operations. Basis differences represent differences between the cost of the investment and the underlying equity in net assets of the investment and are generally amortized over the lives of the related assets that gave rise to the underlying basis differences. Profits or losses related to intra-entity sales with its equity method investee are eliminated until realized by the investor or investee.

The Company records its proportionate share of earnings or losses of Premier Holdco, LLC (“Premier Pools & Spas”) within earnings (losses) from equity method investment in the consolidated statements of operations on a three-month lag. Accordingly, the consolidated statement of operations for the year ended December 31, 2020 does not reflect any proportionate share of earnings or losses of Premier Pools & Spas.

Equity method goodwill is not amortized or tested for impairment; instead the Company evaluates equity method investments for impairment when events or changes in circumstances indicate that the decline in value below the carrying amount of its equity method investment is determined to be other than temporary. In such a case, the decline in value below the carrying amount of its equity method investment is recognized in the consolidated statements of operations in the period the impairment occurs.

Recently Adopted Accounting Standards

Recently Issued Accounting Pronouncements

The Company qualifies as “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 and has elected to “opt in” to the extended transition related to complying with new or revised accounting standards, which means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company will adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and will do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company may choose to early adopt any new or revised accounting standards whenever such early adoption is permitted for private companies.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. In addition, a lessee is required to record (i) a right-of-use asset and a lease liability on its balance sheet for all leases with accounting lease terms of more than 12 months regardless of whether it is an operating or financing lease and (ii) lease expense in its consolidated statement of operations for operating leases and amortization and interest expense in its consolidated statement of operations for financing leases. Leases with a term of 12 months or less may be accounted for similar to prior guidance for operating leases today. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842), which added an optional transition method that allows companies to adopt the standard as of the beginning of the year of adoption as opposed to the earliest comparative period presented. In November 2019, the FASB issued guidance delaying the effective date for all entities, except for public business entities. For nonpublic entities, this guidance is effective for annual periods beginning after December 15, 2020. In June 2020, the FASB issued additional guidance delaying the effective date for all entities, except for public business entities. For public entities, ASU 2016-02 was effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For nonpublic entities, this guidance is effective for annual periods beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, which narrowed the scope and changed the effective date for nonpublic entities for ASU 2016-13. The FASB subsequently issued supplemental guidance within ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief (“ASU 2019-05”). ASU 2019-05 provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For public entities that are SEC filers, excluding entities eligible to be smaller reporting companies, ASU 2016-13 is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, ASU 2016-13 is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-13 will have on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (“ASU 2017-12”), which is intended to improve the financial reporting of hedging relationships to better portray the economic results of an entity’s risk management activities in its consolidated financial statements. In addition to that main objective, the amendments in the update make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP. Additional updates to further clarify the guidance in ASU 2017-12 were issued by the FASB in October 2018 within ASU 2018-16. For public entities, the amendment is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. For nonpublic entities, ASU 2017-12 is effective for fiscal years beginning after December 15, 2020 and interim periods beginning after December 15, 2021. Early application is permitted in any interim period after the issuance of the update. The Company is currently evaluating the impact that the adoption of ASU 2017-12 will have on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. For public entities, ASU 2019-12 is effective for annual periods beginning after December 15, 2020, and interim periods within those reporting periods. For nonpublic companies, ASU 2019-12 is effective for annual periods beginning after December 15, 2021, and interim periods within those reporting periods. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2019-12 will have on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. For public entities, ASU 2020-01 is effective for annual periods beginning after December 15, 2020, and interim periods within those reporting periods. For nonpublic companies, ASU 2020-01 is effective for annual periods beginning after December 15, 2021, and interim periods within those reporting periods. The Company is currently evaluating the impact that the adoption of ASU 2020-01 will have on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by the discontinuation of the London Interbank Offered Rate (“LIBOR”) or by another reference rate expected to be discontinued. This guidance is effective for all entities upon issuance on March 12, 2020 and may be applied through December 31, 2022. The expedients and exceptions in this guidance are optional, and the Company is evaluating the potential future financial statement impact of any such expedient or exception that it may elect to apply as the Company evaluates the effects of adopting this guidance on its consolidated financial statements.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. Specifically, this guidance applies to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The ASU became effective as of March 12, 2020 and can be adopted anytime during the period of January 1, 2020 through December 31, 2022. The Company is currently evaluating the impact that the adoption of ASU 2021-01 will have on its consolidated financial statements.

Recently Adopted Accounting Standards

In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). The standard largely aligns the accounting for share-based payment awards issued to employees and non-employees by expanding the scope of ASC 718 to apply to non-employee share-based transactions, as long as the transaction is not effectively a form of financing. For public entities, ASU 2018-07 was required to be adopted for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For nonpublic entities, ASU 2018-07 is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. Early adoption is permitted for all entities but no earlier than the Company’s adoption of ASU 2018-07. The Company adopted ASU 2018-07 as of the required effective date of January 1, 2020. The adoption of ASU 2018-07 adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the existing disclosure requirements for fair value measurements in ASC 820. The new disclosure requirements include disclosure related to changes in unrealized gains or losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of each reporting period and the explicit requirement to disclose the range and weighted-average of significant unobservable inputs used for Level 3 fair value measurements. The other provisions of ASU 2018-13 include eliminated and modified disclosure requirements. For all entities, this guidance is required to be adopted for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted ASU 2018-13 as of the required effective date of January 1, 2020. The adoption of ASU 2018-13 did not have a material impact on the Company’s consolidated financial statements.